Pension and severance plans (Tables)	12 Months Ended
Mar. 31, 2021
Retirement Benefits [Abstract]
Components of Net Periodic Benefit Costs
The components of net periodic benefit costs for the fiscal years ended March 31, 2019, 2020 and 2021 were as follows:
Japanese plans:

	Yen in millions
	Fiscal year ended March 31
	2019	2020	2021
Service cost	23,128	17,948	12,763
Interest cost	7,020	4,162	3,684
Expected return on plan assets	(16,695)	(17,040)	(10,802)
Recognized actuarial loss	15,365	12,969	8,852
Amortization of prior service costs	(7,864)	(4,294)	(343)
Losses on curtailments and settlements	—	6,358	—

Net periodic benefit costs	20,954	20,103	14,154

Foreign plans:

	Yen in millions
	Fiscal year ended March 31
	2019	2020	2021
Service cost	2,780	3,616	2,767
Interest cost	10,083	9,212	6,509
Expected return on plan assets	(11,797)	(10,916)	(6,395)
Recognized actuarial loss	2,656	2,606	3,614
Amortization of prior service costs	(269)	2	1,058
Losses on curtailments and settlements	1,804	68	2,128

Net periodic benefit costs	5,257	4,588	9,681

Changes in Benefit Obligation and Plan Assets as well as Funded Status and Composition of Amounts Recognized in Consolidated Balance Sheets
The changes in the benefit obligation and plan assets as well as the funded status and composition of amounts recognized in the consolidated balance sheets were as follows:

	Japanese plans		Foreign plans
	Yen in millions		Yen in millions
	March 31		March 31
	2020	2021	2020	2021
Change in benefit obligation:
Benefit obligation at beginning of the fiscal year	1,034,954	658,863	351,918	359,811
Service cost	17,948	12,763	3,616	2,767
Interest cost	4,162	3,684	9,212	6,509
Plan participants’ contributions	—	—	487	269
Plan amendments	—	—	10,210	157
Actuarial (gain) loss	(3,330)	271	19,776	32,432
Foreign currency exchange rate changes	—	—	(16,919)	29,486
Curtailments and settlements	(359,205)	—	(4,434)	(14,587)
Other	2	43	—	—
Benefits paid	(35,668)	(35,563)	(14,055)	(18,555)

Benefit obligation at end of the fiscal year	658,863	640,061	359,811	398,289

Change in plan assets:
Fair value of plan assets at beginning of the fiscal year	742,204	437,206	274,749	281,110
Actual return on plan assets	2,942	59,536	26,738	(596)
Foreign currency exchange rate changes	—	—	(14,904)	25,433
Employer contribution	7,453	2,333	9,916	38,169
Plan participants’ contributions	—	—	487	269
Curtailments and settlements	(284,333)	—	(3,146)	(11,927)
Benefits paid	(31,060)	(22,664)	(12,730)	(16,967)

Fair value of plan assets at end of the fiscal year	437,206	476,411	281,110	315,491

Funded status at end of the fiscal year	(221,657)	(163,650)	(78,701)	(82,798)

Amounts Recognized in Consolidated Balance Sheets
Amounts recognized in the consolidated balance sheets consist of:

	Japanese plans		Foreign plans
	Yen in millions		Yen in millions
	March 31		March 31
	2020	2021	2020	2021
Noncurrent assets	3,391	5,746	24,777	13,660
Current liabilities	—	—	(4,355)	(12,364)
Noncurrent liabilities	(225,048)	(169,396)	(99,123)	(84,094)

Ending balance	(221,657)	(163,650)	(78,701)	(82,798)

Amounts Recognized in Accumulated Other Comprehensive Income, Excluding Tax Effect
Amounts recognized in accumulated other comprehensive income, excluding tax effects, consist of:

	Japanese plans		Foreign plans
	Yen in millions		Yen in millions
	March 31		March 31
	2020	2021	2020	2021
Prior service cost (credit)	(369)	(26)	10,058	9,350
Net actuarial loss	223,354	163,401	66,326	102,821

Ending balance	222,985	163,375	76,384	112,171

Accumulated Benefit Obligations for All Defined Benefit Pension Plans
The accumulated benefit obligations for all defined benefit pension plans were as follows:

	Japanese plans		Foreign plans
	Yen in millions		Yen in millions
	March 31		March 31
	2020	2021	2020	2021
Accumulated benefit obligations	654,209	635,285	354,100	392,375

Accumulated Benefit Obligations and Fair Value of Plan Assets for Pension Plans with Accumulated Benefit Obligations in Excess of Plan Assets
The accumulated benefit obligations and fair value of plan assets for pension plans with accumulated benefit obligations in excess of plan assets were as follows:

	Japanese plans		Foreign plans
	Yen in millions		Yen in millions
	March 31		March 31
	2020	2021	2020	2021
Accumulated benefit obligations	640,890	621,296	226,080	200,020
Fair value of plan assets	420,497	456,662	130,955	109,468

Summary of the projected benefit obligations and fair value of plan assets for pension plans with projected benefit obligations in excess of plan assets
The projected benefit obligations and fair value of plan assets for pension plans with projected benefit obligations in excess of plan assets were as follows:

	Japanese plans		Foreign plans
	Yen in millions		Yen in millions
	March 31		March 31
	2020	2021	2020	2021
Projected benefit obligations	645,544	626,057	234,652	205,915
Fair value of plan assets	420,497	456,662	131,546	109,468

Weighted-Average Assumptions Used to Determine Benefit Obligations and Net Periodic Benefit Costs
Weighted-average assumptions used to determine benefit obligations as of March 31, 2020 and 2021 were as follows:

	Japanese plans		Foreign plans
	March 31		March 31
	2020	2021	2020	2021
Discount rate	0.6%	0.6%	2.0%	1.4%
Interest crediting rate	3.4	3.4	4.8	4.8
Rate of compensation increase	*	*	2.2	2.5

*	Substantially all of Sony’s Japanese pension plans were point-based. Point-based plans do not incorporate a measure of compensation rate increases.
Weighted-average assumptions used to determine the net periodic benefit costs for the fiscal years ended March 31, 2019, 2020 and 2021 were as follows:

	Japanese plans			Foreign plans
	Fiscal year ended March 31			Fiscal year ended March 31
	2019	2020	2021	2019	2020	2021
Discount rate	0.8%	0.6%	0.6%	2.9%	2.8%	2.0%
Expected return on plan assets	2.6	2.6	2.5	4.4	4.2	2.3
Interest crediting rate	3.5	3.5	3.4	4.8	4.8	4.8
Rate of compensation increase	*	*	*	2.6	2.3	2.2

*	Substantially all of Sony’s Japanese pension plans were point-based. Point-based plans do not incorporate a measure of compensation rate increases.

Fair Values of Assets Held by Japanese and Foreign Plans
The fair values of the assets held by Japanese and foreign plans, which are classified in accordance with the fair value hierarchy described in Note 2, are as follows:

	Japanese plans
	Yen in millions
	Fair value at March 31, 2020	Fair value measurements using inputs considered as
Asset class		Level 1	Level 2	Level 3
Cash and cash equivalents	24,851	24,851	—	—
Equity:
Equity securities *1	50,646	47,308	3,338	—
Fixed income:
Government bonds *2	107,478	1,087	106,391	—
Corporate bonds *3	71,192	20	71,172	—
Asset-backed securities *4	1,090	—	1,090	—
Commingled funds *5	58,740	—	58,740	—
Commodity funds *6	21,823	—	21,823	—
Private equity *7	30,191	—	—	30,191
Hedge funds *8	48,410	—	—	48,410
Real estate and other *9	22,785	—	(2,586)	25,371

Total	437,206	73,266	259,968	103,972

	Japanese plans
	Yen in millions
	Fair value at March 31, 2021	Fair value measurements using inputs considered as
Asset class		Level 1	Level 2	Level 3
Cash and cash equivalents	53,298	53,298	—	—
Equity:
Equity securities *1	63,927	59,946	3,981	—
Fixed income:
Government bonds *2	116,687	1,149	115,538	—
Corporate bonds *3	30,348	19	30,329	—
Asset-backed securities *4	1,029	—	1,029	—
Commingled funds *5	89,281	—	89,281	—
Commodity funds *6	22,283	—	22,283	—
Private equity *7	29,153	—	—	29,153
Hedge funds *8	47,384	—	—	47,384
Real estate and other *9	23,021	—	(2,488)	25,509

Tota l	476,411	114,412	259,953	102,046

*1
Includes approximately
37
 percent and
42
 percent of Japanese equity securities, and
63
 percent and
58
 percent of foreign equity securities for the fiscal years ended March 31, 2020 and 2021, respectively.

*2
Includes approximately
36
 percent of debt securities issued by Japanese national and local governments, and
64
 percent of debt securities issued by foreign national and local governments for the fiscal years ended March 31, 2020 and 2021.

*3	Includes debt securities issued by Japanese and foreign corporation and government related agencies.

*4	Includes primarily mortgage-backed securities.

*5
Commingled funds represent pooled institutional investments, including primarily investment trusts. They include approximately
50
 percent and
54
 percent of investments in equity,
45
 percent and
43
 percent of investments in fixed income, and
5
 percent and
3
 percent of investments in other for the fiscal years ended March 31, 2020 and 2021, respectively.

*6	Represents commodity futures funds.

*7	Includes multiple private equity funds of funds that primarily invest in venture, buyout, and distressed markets in the United States and Europe.

*8	Includes primarily funds that invest in a portfolio of a broad range of hedge funds to diversify the risks and reduce the volatilities associated with a single hedge fund.

*9	Includes primarily private real estate investment trusts.

	Foreign plans
	Yen in millions
	Fair value at March 31, 2020	Fair value measurements using inputs considered as
Asset class		Level 1	Level 2	Level 3
Cash and cash equivalents	4,632	4,632	—	—
Equity:
Equity securities *1	18,380	17,762	618	—
Fixed income:
Government bonds *2	93,826	—	93,826	—
Corporate bonds *3	31,769	—	31,769	—
Asset-backed securities	1,320	—	1,320	—
Insurance contracts *4	19,334	—	7,156	12,178
Commingled funds *5	78,280	—	78,280	—
Real estate and other *6	33,569	—	11,272	22,297

Total	281,110	22,394	224,241	34,475

	Foreign plans
	Yen in millions
	Fair value at March 31, 2021	Fair value measurements using inputs considered as
Asset class		Level 1	Level 2	Level 3
Cash and cash equivalents	5,914	5,914	—	—
Equity:
Equity securities *1	11,349	10,631	718	—
Fixed income:
Government bonds *2	18,843	—	18,843	—
Corporate bonds *3	59,071	—	59,071	—
Asset-backed securities	120	—	120	—
Insurance contracts *4	156,567	—	7,480	149,087
Commingled funds *5	59,867	—	59,867	—
Other	3,760	—	69	3,691

Total	315,491	16,545	146,168	152,778

*1	Includes primarily foreign equity securities.

*2	Includes primarily foreign government debt securities.

*3	Includes primarily foreign corporate debt securities.

*4	Includes annuity contracts with or without profit sharing and bulk insurance contracts.

*5
Commingled funds represent pooled institutional investments including mutual funds, common trust funds, and collective investment funds. They are primarily comprised of foreign equities and fixed income investments.

*6	Includes primarily private real estate investment trusts.

Summary of Changes in Fair Values of Japanese and Foreign Plans' Level Three Assets
The following table sets forth a summary of changes in the fair values of Japanese and foreign plans’ level 3 assets for the fiscal years ended March 31, 2020 and 2021
:

	Japanese plans
	Yen in millions
	Fair value measurement using significant unobservable inputs (Level 3)
	Private equity	Hedge funds	Real estate and other	Total
Beginning balance at April 1, 2019	27,956	71,606	21,392	120,954
Return on assets held at end of year	2,649	(648)	418	2,419
Purchases, sales, and settlements, net	(414)	(22,548)	3,561	(19,401)

Ending balance at March 31, 2020	30,191	48,410	25,371	103,972

Return on assets held at end of year	7,793	4,199	1,558	13,550
Purchases, sales, and settlements, net	(1,083)	(4,182)	178	(5,087)
Transfers, net	(7,748)	(1,043)	(1,598)	(10,389)

Ending balance at March 31, 2021	29,153	47,384	25,509	102,046

	Foreign plans
	Yen in millions
	Fair value measurement using significant unobservable inputs (Level 3)
	Insurance contracts	Real estate and other	Total

Beginning balance at April 1, 2019	12,494	22,089	34,583
Return on assets held at end of year	559	132	691
Purchases, sales, and settlements, net	(373)	755	382
Other *	(502)	(679)	(1,181)

Ending balance at March 31, 2020	12,178	22,297	34,475

Return on assets held at end of year	(3,904)	(402)	(4,306)
Purchases, sales, and settlements, net	139,769	(19,605)	120,164
Other *	1,044	1,401	2,445

Ending balance at March 31, 2021	149,087	3,691	152,778

Expected Future Benefit Payments
The expected future benefit payments are as follows:

	Japanese plans	Foreign plans
Fiscal year ending March 31	Yen in millions	Yen in millions
2022	38,662	106,434
2023	36,885	12,742
2024	38,468	13,063
2025	37,414	13,633
2026	37,947	13,735
2027 — 2031	183,084	76,482

Total Defined Contribution Expenses
Total defined contribution expenses for the fiscal years ended March 31, 2019, 2020 and 2021 were as follows:

	Yen in millions
	Fiscal year ended March 31
	2019	2020	2021
Japanese plans	3,353	6,925	10,992
Foreign plans	11,602	10,313	9,639